Share capital, Shares Issued (Q2) (Details)											3 Months Ended	6 Months Ended
	Dec. 27, 2024 USD ($) shares	Nov. 13, 2024 USD ($) shares	Nov. 06, 2024 USD ($) shares	Oct. 29, 2024 USD ($) shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Aug. 01, 2024 USD ($) shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($)	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 USD ($)
Class of Stock Disclosures [Abstract]
Number of shares issued for settlement of accounts payable (in shares) | shares						15,963
Fair value of shares issued for settlement of accounts payable						$ 47,904
Accounts payable						39,527					$ 1,181,554	$ 1,181,554					$ 5,503,968
Loss on settlement of accounts payable						$ (8,377)						899,015	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares					22,448
Fair value of mandatory convertible debt before conversion to equity					$ 49,500
Number of shares issued (in shares) | shares				91,760				25,489	63,722	91,760
Number of shares issued due to warrants exercise (in shares) | shares							1,220,668	25,489	63,722	91,760					600,000
Warrants exercised price per share (in dollars per share) | $ / shares								$ 1.31	$ 1.31	$ 1.31				$ 1.52	$ 1.31	$ 6.73
Proceeds from warrant exercise				$ 86,237								86,237	$ 176,113
Fair value of warrants exercised				$ 303,492			$ 141,096
Conversion rate			0.152934
Number of shares retained (in shares) | shares			5,159,209
Shares issued to consideration for services			$ 3,147,118								585,155	585,155
Number of shares issued for settlement of accounts payable and accrued liabilities (in shares) | shares	412,478		3,000,522
Fair value of shares issued for settlement of accounts payable and accrued liabilities	$ 317,608		$ 1,830,318
Accounts payable and accrued liabilities, current			$ 10,523,400								$ 9,085,972	$ 9,085,972					$ 6,097,902
Gain on settlement of accounts payable and accrued liabilities	907,392
Replacement shares (in shares) | shares				91,760				25,489	63,722	91,760
Number of shares issued to various parties (in shares) | shares											1,694,808	1,694,808
Gross proceeds from various parties												$ 2,250,000
Receivable from various parties for shares issued												$ 20,000
Accounts payable and accrued liabilities	$ 1,225,000
Helena I [Member]
Class of Stock Disclosures [Abstract]
Shares issued (in shares) | shares			500,000								500,000	500,000
Deferred financing Cost											$ 305,000	$ 305,000
MSP [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares			2,000,000
Value of shares issued for acquisition			$ 1,220,000
Ownership percentage in LLC			50.00%
Carbon Credits [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares												3,249,876
Value of shares issued for acquisition												$ 1,982,424
Sponsor [Member] | Class A [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares) | shares				3,000,522
Replacement shares (in shares) | shares				3,000,522
Gain (loss) on settlement of equity transaction				$ 8,693,082
Focus Impact Partners, LLC [Member]
Class of Stock Disclosures [Abstract]
Number of shares retained (in shares) | shares		557,290
Shares issued to consideration for services		$ 585,155